Related-Party Transactions - Narrative (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Jan. 01, 2017	Jan. 01, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Receivable from related party			$ 13	$ 15	$ 57
Board of Directors | Consulting services
Related Party Transaction [Line Items]
Expenses from transactions with related party			75	100	100
AuraSense
Related Party Transaction [Line Items]
Quarterly revenue from related party for indirect costs	$ 3	$ 8
Receivable from related party			$ 13	$ 15	$ 57